FAIR VALUE OF FINANCIAL INSTRUMENTS, DERIVATIVES AND FAIR VALUE DISCLOSURES (Effect of Cash Flow Hedging Relationships on Consolidated Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Ineffective Portion
Interest Rate Cap [Member] | Interest Expense [Member]
Effective portion of gain/(loss) reclassified from accumulated other comprehensive loss	(131)	$ (517)	$ (2)
Ineffective Portion